SCUDDER

--------------------------
ASSET ALLOCATION
--------------------------

Scudder
Pathway Series:


  Conservative Portfolio
  Fund #080

  Balanced Portfolio
  Fund #081

  Growth Portfolio
  Fund #082






Annual Report
August 31, 1999




For investors seeking professionally managed and diversified portfolios through investment in a select mix of Scudder funds.

Three no-load portfolios with no commissions to buy, sell, or exchange shares.

Contents
--------------------------------------------------------------------------------

                       4   Letter from the Series' President
                       6   Portfolio Management Discussion

                     Conservative Portfolio

                      12   Portfolio Highlights
                      14   Performance Update
                      16   Portfolio Summary
                      30   Investment Portfolio
                      38   Financial Highlights

                     Balanced Portfolio

                      18   Portfolio Highlights
                      20   Performance Update
                      22   Portfolio Summary
                      31   Investment Portfolio
                      39   Financial Highlights

                     Growth Portfolio

                      24   Portfolio Highlights
                      26   Performance Update
                      28   Portfolio Summary
                      32   Investment Portfolio
                      40   Financial Highlights

                      33   Financial Statements
                      41   Notes to Financial Statements
                      44   Report of Independent Accountants
                      45   Tax Information
                      46   Officers and Trustees
                      47   Investment Products and Services
                      49   Scudder Solutions

Scudder Pathway Series

--------------------------------------------------------------------------------
Conservative Portfolio         ticker symbol SCPCX               fund number 080
Balanced Portfolio             ticker symbol SPBAX               fund number 081
Growth Portfolio               ticker symbol SPGRX               fund number 082
--------------------------------------------------------------------------------

Date of               o        While the trend in the global stock markets
Portfolios'                    has been positive over the past year,
Inception:                     investors' focus on the potential impact of
11/15/96                       higher interest rates has produced
                               exceptionally high volatility in recent
                               months.
Total Net
Assets as of          o        Bonds, which tend to experience weakness
8/31/99 --                     when investors are concerned about
                               inflation, have fallen sharply across all
Conservative:                  sectors so far in 1999. Corporate bonds,
$28.2 million                  which have been weighed down by the
                               additional burden of high levels of new
Balanced:                      supply coming on the market, were
$247.3 million                 particularly poor performers.

Growth:               o        The Portfolios' focus on diversification
$94.1 million                  helped dampen the effects of the volatility
                               that has characterized financial market
                               performance throughout the year.

Letter from the Series' President
--------------------------------------------------------------------------------
Dear Shareholders,

The past twelve months have been a time of significant change in the global financial markets. As the crisis period of last fall gave way to a resurgence in economic growth, concerns that a stronger economy will lead to inflation have replaced fears of a worldwide recession and possible deflation. Against this backdrop, bond prices have gradually slipped, while U.S. stocks have experienced high levels of volatility within the bounds of a broad trading range. Overseas, Japanese equities have taken over the mantle of market leadership from Europe, and the emerging markets, which were mired in a crisis for over eighteen months, have finally begun to recover. As these important shifts have played out, volatility has been steadily on the increase.

In an environment such as this, it can be very difficult to stay focused on your investment objectives. Even those who have established a specific time horizon for their investment may become rattled when an unfavorable economic report sends the markets into a swoon. However, we believe that the events of the past year, which include rapid shifts in market leadership among sectors, asset classes, and geographic areas, substantiate the value of a strategy that emphasizes diversification and a long-term point of view. For more information on how Pathway Series incorporates such an approach, please see the Portfolio Management Discussion that begins on page 6.

Finally, it should be noted that Daniel Pierce retired in June of this year as President of Scudder Pathway Series, at which time I assumed that role and its responsibilities. We are fortunate that Dan's long-standing affiliation with Scudder is ongoing, and that we will continue to benefit from his counsel going forward. I am pleased to join the Pathway Series' team in this capacity, and look forward to serving your interests.

Thank you for your continued investment in Scudder Pathway Series. If you have any questions about your investment, please call Scudder Investor Information at 1-800-SCUDDER (1-800-728-3337), or visit our Web site at www.scudder.com.

Sincerely,


/s/Kathryn L. Quirk
Kathryn L. Quirk
President,
Scudder Pathway Series

Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                                August 31, 1999

We asked Benjamin W. Thorndike, lead portfolio manager of Scudder Pathway Series, to discuss the recent market environment and Scudder's investment strategy for the Pathway Series.

Q: The investment backdrop has changed substantially over the reporting period. How would you characterize this shift?

A: A resurgence in global growth has been the most important factor in the financial markets' performance during the past year. At the beginning of 1999, with the financial crises of August-September 1998 still fresh in investors' minds, the consensus expectation was that the U.S. economy would weaken, profit growth would slow, and the economies of Japan and the emerging markets would remain mired in recession. Many analysts were predicting outright deflation, where a combination of excessive production and anemic demand would cause prices to fall, thereby snuffing out the long-running bull market in equities. The events of the past six months have discredited this notion, however, as the resilient global economy has come back stronger in the wake of last year's scare. Accordingly, investor sentiment has rebounded in kind.

The continued strength of the U.S. economy has been one of the primary drivers of this recovery. Increases in consumption, investment, and property values have all contributed to the ongoing expansion. Consumer spending figures have been outstanding, with total sales volume roaring ahead at an 8% clip, a pace that has been surpassed only once in the last 32 years. Most important, the strength in the economy has not resulted in inflation, although the possibility that the tight domestic labor market could ultimately produce price pressures has prompted the Federal Reserve to raise interest rates twice. The fear that further rate hikes would be forthcoming was a key factor in stock price weakness after the close of the reporting period.

Overseas, many of the economies that have been lagging over the last few years have begun to perk up. Japan, for example, has finally begun to show signs of life after struggling for the entire decade. Continental Europe is also starting to break out of its doldrums, and the emerging markets, which suffered from a series of crises during the second half of 1997 and most of 1998, appear to have stabilized. Although stronger growth is not always beneficial for the financial markets, its recent revival has helped to set the stage for a rally in global stock prices.

Q: In the last report you discussed how the market's gains were narrowly focused on a small group of large-cap growth stocks. Has the change in the economic outlook affected this trend?

A: It has to a degree -- value stocks and small companies awoke from their slumber in April, but the nascent rally lost its luster by early June. Prior to the second quarter, the market's focus on stocks that could maintain strong earnings even during times of slow growth was the driving force that enabled large caps to outperform other sectors of the market. Once it became apparent that growth was on the upswing, however, investors began to feel more confident venturing into other sectors of the market. Since the rally in these downtrodden areas petered out, there has been a lack of distinct leadership in the market. Although large-cap growth stocks outperformed the broader market over the full twelve-month reporting period, it has proven much easier to make money in stocks outside of the so-called "Nifty Fifty" in recent months. In this way, the revival of the world economy has indeed created a more positive backdrop for the broader market.

Q: How have foreign stocks reacted to the changing environment?

A: Since we last spoke in February, the investment climate overseas has changed considerably. Over the past three years, European stocks surged to new highs on the strength of widespread restructuring and consolidation. At the same time, Japan's stock market moved steadily downward as both the public and private sectors failed to develop an effective solution for the country's malaise. During the last six months, however, Europe has become less attractive on a relative basis due to political squabbles, the absence of meaningful structural reform, and the weak performance of the new currency, the euro. At the same time, the combination of the pickup in Japan's economy and the restructuring initiated by many of its leading companies has attracted significant inflows of foreign capital as investors have sought to increase their underweight positions. Overall, however, the investment backdrop has been quite favorable -- the accelerating pace of consolidation in Europe has presented a wide range of investment opportunities, while Japan is only at the beginning of the restructuring phase that has proven so beneficial for the U.S. and European markets during the 1990s. In the developing countries, the resurgence in many of the formerly crisis-ridden economies has sparked rallies in the downtrodden markets of Asia and Latin America. Consequently, we believe that the foreign equity markets will continue to provide an excellent vehicle for diversification going forward.

Q: How were bond prices affected by the strengthening global economy?

A: Bonds have fared poorly so far in 1999, and the fact is that the slump that has extended across all sectors has left fixed-income investors with nowhere to hide. Bonds generally thrive in an environment where growth is slow, or even negative, since such a scenario is thought to reduce the probability of inflation and, by extension, higher interest rates. Coming into the year, concerns over a possible global recession had driven bond yields to historical lows (as their prices rose). Bond yields began to creep upward again as the recession scenario grew more remote throughout the first quarter, then accelerated through the spring as investors began to price in a rate hike by the Federal Reserve. The yield on the bellwether 30-year Treasury bond rose to a high of 6.28% by August 12, well above its 5.1% level of December 31, 1998. Corporate bonds were beset by the additional pressure of increased supply flooding into the market at a time when rate fears were already slowing demand. Mortgage-backed securities, which were hurt by fears of increasing prepayments early in the year and rising rates during the summer months, also posted poor performance.

Q: How did the Pathway portfolios respond?

A: The portfolios performed well overall, but in a period when stocks outperformed bonds by such a wide margin, it can sometimes be frustrating for investors to watch their funds go up less than the major equity indices. However, it is important to keep in mind that we are focused on minimizing risk, as well as maximizing return. We continue to believe that a diversified approach will prove valuable over time. The fact that many of the foreign markets have outperformed the S&P 500 Index over the first eight months of 1999 demonstrates the importance of a broad exposure to multiple asset classes. Consequently, we will maintain our strategy of constructing the portfolios' weightings based on our analysis of long-term factors, and any changes we make to the portfolios will be gradual.

Q: Did you make any adjustments to the portfolios during the period?

A: Yes, we made a few shifts that reflect our evolving view of the investment environment. First, we reduced the portfolios' allocation to growth stocks, and increased their exposure to value. We believe that the Federal Reserve's recent shift toward higher rates will reinforce the market's expectation that the U.S. economy is approaching the late stages of its cycle. Under such a scenario, stronger global growth, above-consensus earnings, and rising inflation tend to benefit value stocks over the large growth stocks that usually perform well when the economy is still in mid-cycle. What's more, value stocks remain inexpensive by historical norms, and are positioned to benefit from a stabilization of commodity prices. We believe that a more balanced approach is prudent in this environment.

We have also reduced our positions in the developing countries. Emerging markets equities have performed well this year, but looking forward, we see some potential stumbling blocks. Structural reforms have been slow, serious fiscal imbalances remain in place, and many countries are still heavily dependant on external financing. With serious questions remaining with respect to growth in Asia and Latin America, we have found better opportunities in other sectors of the market.

Q: What is your outlook for the financial markets from here?

A: We believe that investors will continue to focus on the direction of Fed policy over the remainder of 1999. Although the Fed has already raised interest rates twice, investors will be on the lookout for signs of incipient inflation. Consequently, it is likely that the markets will remain volatile, as the importance of each economic report will be magnified. While rapid fluctuations are often confusing and unsettling to investors, we urge shareholders to maintain a focus on their long-term investment objectives regardless of the short-term direction of the markets. The events of 1999, which include developments that only a few months ago would have seemed unlikely -- such as the rallies in Japan and the emerging markets -- demonstrate once again that even long-standing market trends can reverse unexpectedly. Amid this rapidly changing environment, we intend to maintain a stable approach to managing the Pathway Series, and we encourage investors to do the same with their own portfolios.

Scudder Pathway Series:

A Team Approach to Investing

The portfolios are managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals, each of whom plays an important role in each portfolio's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits portfolio investors by bringing together many disciplines and leveraging our extensive resources. All members of the Pathway investment team are members of Scudder's Global Asset Allocation Committee, which is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the major markets in which a portfolio invests.

Lead portfolio manager Benjamin W. Thorndike, who has 18 years of investment experience, joined the Adviser in 1983 as a portfolio manager.

Portfolio manager Maureen Allyn is the Adviser's chief economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.

Portfolio manager Edward B. Baldini joined the Adviser in 1995 and leads Scudder's Institutional Asset Allocation Team, which is responsible for setting domestic and global asset allocation policy for institutional clients.

Portfolio Highlights
--------------------------------------------------------------------------------
                                                                 August 31, 1999

Pathway Conservative Portfolio

Pathway Conservative Portfolio seeks current income and, secondarily, long-term growth of capital by investing substantially in bond mutual funds, with moderate exposure to equity funds.

Performance

In the twelve-month period ended August 31, 1999, the Conservative Portfolio posted a total return of 7.62%, versus a return of 11.49% for the portfolio's custom benchmark. Detailed performance information is listed on page 19.

Although the portfolio's position in domestic stock funds stood at only 24% of total assets as of the end of the period (a weighting that was in line with the benchmark), these funds provided the most significant boost to returns. Scudder Classic Growth Fund, which invests primarily in the types of large-cap companies that have led the market over the past year, was the top performer. Large Company Value Fund and Growth and Income Fund also performed well, especially in the second half of the period when value stocks began to recover. Scudder Small Company Value Fund had the lowest return of the four stock funds we hold, due to the fact that the companies in its investment universe were deeply out of favor for most of the year. International Growth and Income, at 6% of total assets, was similar to domestic value funds in that it struggled through March, then perked up once global growth began to recover in the final four months of the period. Overall, the combination of growth and value helped provide a measure of stability as stock market volatility increased throughout the spring and summer.

The portfolio's large position in bond funds, which has remained between 60% and 64% since the fourth quarter of 1997, offset the performance of its equity holdings. The fact that Income Fund -- at 48% of total portfolio assets -- provided flat performance for the period was the primary factor in the portfolio underperforming its benchmark. On the other hand, High Yield Bond Fund posted strong returns early in the period, and Corporate Bond Fund did well overall despite the late slump in the corporate sector. GNMA Fund, which was buffeted by both rate fears and increasing levels of mortgage prepayments by homeowners, was flat for the period.

Portfolio Strategy

In keeping with the Fund's long-term orientation, we made few significant changes since the time of the last report in February. Feeling that the extended rally in high yield issues was largely spent given the threat of higher rates, we eliminated our 3% position in High Yield Bond Fund. On the equity side, we believe that value stocks should build on their spring rally due to the combination of stronger economic growth and their attractive valuations. Accordingly, we increased our weighting in Large Company Value Fund to 8% of assets from 6%.

Performance Update
--------------------------------------------------------------------------------
                                                                August 31, 1999

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                                            LBAB Index (60%),
                                                            S&P 500 Index (25%),
                                                            MSCI All Country (ex
                                                            U.S.) Index (5%),
                  Scudder Pathway Series:                   3-month T-Bill
                   Conservative Portfolio   LBAB Index*     (10%)*

   11/96**             10000                   10000                10000
    2/97               10236                    9963                10110
    8/97               11006                   10402                10813
    2/98               11768                   10996                11716
    8/98               11232                   11499                11778
    2/99               11871                   11684                12845
    8/99               12088                   11588                13131


--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------
                                                            Total Return
                              Growth of                                  Average
Period ended 8/31/1999         $10,000            Cumulative             Annual
--------------------------------------------------------------------------------
Scudder Pathway Series: Conservative Portfolio
--------------------------------------------------------------------------------
1 year                        $ 10,762                7.62%               7.62%
--------------------------------------------------------------------------------
Life of Portfolio**           $ 12,239               22.39%               7.51%
--------------------------------------------------------------------------------
LBAB Index (60%), S&P 500 Index (25%), MSCI All Country (ex U.S.) Index (5%), 3-month T-Bill (10%)*
--------------------------------------------------------------------------------
1 year                        $ 11,149               11.49%              11.49%
--------------------------------------------------------------------------------
Life of Portfolio**           $ 13,131               31.31%              10.41%
--------------------------------------------------------------------------------

* The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.

--------------------------------------------------------------------------------
Returns and Per Share Information
--------------------------------------------------------------------------------

Scudder Pathway Series: Conservative Portfolio

LBAB Index (60%), S&P 500 Index (25%), MSCI All Country (ex U.S.)
Index (5%), 3-month T-Bill (10%)*

Yearly periods ended August 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE
ILLUSTRATING THE PORTFOLIO TOTAL RETURN (%) AND
BLENDED INDEX TOTAL RETURN (%)


                                   1997**  1998   1999
--------------------------------------------------------------------------------
Portfolio Total
Return (%)                          11.45   2.05   7.62
--------------------------------------------------------------------------------
Blended Index
Total Return (%)                     8.13   8.93  11.49
--------------------------------------------------------------------------------
Net Asset Value
($)                                 12.86  12.28  12.45
--------------------------------------------------------------------------------
Income
Dividends ($)                         .33    .57    .55
--------------------------------------------------------------------------------
Capital Gains
Distributions
($)                                   .15    .30    .21
--------------------------------------------------------------------------------

* The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.

   Performance is historical, assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained some of the Underlying Funds' expenses, the total return for the Portfolio would have been lower.

Portfolio Summary
--------------------------------------------------------------------------------
                                                                 August 31, 1999

Pathway Conservative Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------
                                                             Management seeks to
                                                            maintain diversified
                                                             exposure to stocks,
                                                         bonds, and money market
                                                                     securities.

THE ORIGINAL DOCUMENT CONTAINS A PIE CHART HERE

PIE CHART DATA:

Money Market                 5%
Fixed Income                65%
Equity                      30%
------------------------------------
                           100%
------------------------------------





Asset Class Ranges
                                                         Asset class allocations
                                                            are derived from the
                                                             risk profile of the
                                                          portfolio; adjustments
                                                              are expected to be
                                                          modest and infrequent.

Money Market              0-15%
Fixed Income             40-80%
Equity                   20-50%
------------------------------------

Portfolio Holdings
                                                        Portfolio shifts reflect
                                                           an increased focus on
                                                              value stocks in an
                                                         environment of stronger
                                                                  global growth.
----------------------------------------------------------
Scudder Income Fund                                 48%
----------------------------------------------------------
Scudder Corporate Bond Fund                          9%
----------------------------------------------------------
Scudder Large Company Value Fund                     8%
----------------------------------------------------------
Scudder GNMA Fund                                    7%
----------------------------------------------------------
Scudder Growth and Income Fund "S"                   7%
----------------------------------------------------------
Scudder International Growth and Income Fund         6%
----------------------------------------------------------
Scudder Classic Growth Fund "S"                      6%
----------------------------------------------------------
Scudder Cash Investment Trust                        5%
----------------------------------------------------------
Scudder Small Company Value Fund                     4%
----------------------------------------------------------
                                                   100%
----------------------------------------------------------










For more complete details about the Fund's investment portfolio, see page 30. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Portfolio Highlights
--------------------------------------------------------------------------------
                                                                 August 31, 1999

Pathway Balanced Portfolio

Pathway Balanced Portfolio seeks a balance of growth and income by investing in a mix of money market, bond, and equity mutual funds.

Performance

In the twelve-month period ended August 31, the Balanced Portfolio returned 18.27%, versus 22.42% for its custom benchmark. Detailed performance information is listed on page 20.

The portfolio's position in equities, which stood at 62% of assets at the close of the period, was the most important factor in its performance. In an environment where growth stocks dominated, our more aggressive holdings proved to be the top performers. Classic Growth Fund, which focuses on large-cap stocks with strong earnings growth and leading market positions, posted the best return of the portfolio's holdings. Development Fund, which emphasizes mid-cap growth names, and 21st Century Growth Fund, which invests in the small-cap growth sector, also benefited from strong stock selection and a favorable investment backdrop. Scudder Growth and Income Fund, which employs a value-oriented approach, provided solid returns and helped the portfolio's overall stability, especially when leadership was alternating rapidly between the growth and value sectors during the summer. International Fund and Emerging Markets Growth Fund also performed well over the course of the year, as the combination of restructuring, consolidation, and renewed economic growth sparked a rally in many of the overseas stock markets.

In contrast to the portfolio's equity holdings, many of which outperformed their benchmarks, the fixed income holdings produced more tepid returns. Income Fund, which made up the bulk of the position in bonds, underperformed its benchmark, and was essentially flat for the full period. Corporate Bond Fund provided a stronger absolute return overall, but was hurt by the slump in corporates during the spring and summer. Although the income component of the portfolio has not performed well recently, we continue to believe that bonds are essential to diversification. In addition, we find the yields of corporates to be relatively attractive in the wake of the sector's slump.

Portfolio Strategy

Since we manage the portfolio with a long-term investment horizon, the adjustments we made are a reflection of our views on the more extended cycles at work in the financial markets. For instance, we feel that in an environment of economic expansion, value stocks have become increasingly attractive in relation to growth stocks. As a result, we moved money out of Classic Growth Fund and Development Fund, both of which have performed well for us, and added to our position in Growth and Income Fund. We also eliminated our 4% position in High Yield Bond Fund and redeployed the proceeds into Income Fund, based on our belief that a diversified, lower-risk fund will prove more attractive in an environment of higher interest rates. Looking ahead, we feel that diversification will take on an even greater importance as the financial markets sort out the impact of stronger global growth.

Performance Update
--------------------------------------------------------------------------------
                                                                August 31, 1999

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                                                              S&P 500 Index (50%),
                                                                              LBAB Index (35%),
        Scudder Pathway                                                       MSCI All Country (ex
        Series: Balanced                                                      U.S.) Index (10%),
        Portfolio              S&P 500 Index*           LBAB Index*           3-month T-Bill (5%)*

11/96**   10000                    10000                   10000                    10000
2/97      10235                    10496                    9963                    10232
8/97      11073                    12048                   10402                    11229
2/98      11888                    14172                   10996                    12516
8/98      10759                    13026                   11499                    12098
2/99      12107                    16969                   11684                    14129
8/99      12725                    18212                   11588                    14810


--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------
                                                              Total Return
                              Growth of                                  Average
Period ended 8/31/1999         $10,000            Cumulative             Annual
--------------------------------------------------------------------------------
Scudder Pathway Series: Balanced Portfolio
--------------------------------------------------------------------------------
1 year                        $ 11,827               18.27%              18.27%
--------------------------------------------------------------------------------
Life of Portfolio**           $ 12,863               28.63%               9.44%
--------------------------------------------------------------------------------
S&P 500 Index (50%), LBAB Index (35%), MSCI All Country (ex U.S.) Index (10%), 3-month T-Bill (5%)*
--------------------------------------------------------------------------------
1 year                        $ 12,242               22.42%              22.42%
--------------------------------------------------------------------------------
Life of Portfolio**           $ 14,810               48.10%              15.35%
--------------------------------------------------------------------------------

* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.

--------------------------------------------------------------------------------
Returns and Per Share Information
--------------------------------------------------------------------------------

Scudder Pathway Series: Balanced Portfolio

S&P 500 Index (50%), LBAB Index (35%), MSCI All Country (ex U.S.) Index (10%), 3-month T-Bill (5%)*

             Yearly periods ended August 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE
ILLUSTRATING THE PORTFOLIO TOTAL RETURN (%) AND
BLENDED INDEX TOTAL RETURN (%)

BAR CHART DATA:

                                   1997**  1998   1999
--------------------------------------------------------------------------------
Portfolio Total
Return (%)                          11.94  -2.84  18.27
--------------------------------------------------------------------------------
Blended Index
Total Return (%)                    12.29   7.74  22.42
--------------------------------------------------------------------------------
Net Asset Value
($)                                 13.01  12.06  13.42
--------------------------------------------------------------------------------
Income
Dividends ($)                         .33    .42    .38
--------------------------------------------------------------------------------
Capital Gains
Distributions
($)                                   .07    .21    .43
--------------------------------------------------------------------------------

* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.

   Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained some of the Underlying Funds' expenses, the total return for the Portfolio would have been lower.

Portfolio Summary
--------------------------------------------------------------------------------
                                                                 August 31, 1999

Pathway Balanced Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------
                                                        The portfolio's equity
                                                       position benefited from
                                                           strong stock market
                                                          performance over the
                                                                       period.

THE ORIGINAL DOCUMENT CONTAINS A PIE CHART HERE

PIE CHART DATA:

Money Market                 1%
Fixed Income                37%
Equity                      62%
------------------------------------
                           100%
------------------------------------


--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------
                                                       Asset class allocations
                                                          are derived from the
                                                           risk profile of the
                                                        portfolio; adjustments
                                                            are expected to be
                                                        modest and infrequent.
Money Market              0-10%
Fixed Income             25-60%
Equity                   40-70%
------------------------------------

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------





                                                                     The portfolio's
----------------------------------------------------------        allocation among a
Scudder Income Fund                                 29%             variety of funds
----------------------------------------------------------  illustrates management's
Scudder Growth and Income Fund "S"                  20%                  emphasis on
----------------------------------------------------------          diversification.
Scudder Classic Growth Fund "S"                     19%
----------------------------------------------------------
Scudder International Fund -- International Shares  12%
----------------------------------------------------------
Scudder Corporate Bond Fund                          8%
----------------------------------------------------------
Scudder Development Fund                             6%
----------------------------------------------------------
Scudder Emerging Markets Growth Fund                 3%
----------------------------------------------------------
Scudder Cash Investment Trust                        1%
----------------------------------------------------------
Scudder Small Company Value Fund                     1%
----------------------------------------------------------
Scudder Micro Cap Fund                               1%
----------------------------------------------------------
                                                   100%
----------------------------------------------------------


For more complete details about the Fund's investment portfolio, see page 31. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Portfolio Highlights
--------------------------------------------------------------------------------
                                                                 August 31, 1999

Pathway Growth Portfolio

Pathway Growth Portfolio seeks long-term growth of capital by investing primarily in equity mutual funds. The portfolio also invests a portion of assets in bond funds, which offer the potential for capital appreciation as well as income.

Performance

During the twelve-month period ended August 31, 1999, the Growth Portfolio returned 31.69%, in line with the 29.77% of its custom benchmark. Over the most recent three months the portfolio returned 5.65%, versus 2.54% for the benchmark. The portfolio, which holds 84% of assets in equities, was well-positioned to take advantage of the strong performance of the global stock markets over the past year, and to provide strong risk-adjusted returns in a period of high volatility.

An overweighting in growth-oriented funds had a positive impact on performance in a period when growth stocks outperformed value stocks by a wide margin. Our position in Large Company Growth Fund, which benefited from its focus on stocks with reliable earnings growth characteristics, produced strong returns. As the volatility of growth stocks increased as the period drew to a close, our newly established position in Large Company Value Fund helped to dampen the portfolio's fluctuations. Scudder 21st Century Growth Fund, which invests in small caps, performed extremely well due to strong stock selection and the positive performance of the growth sector as a whole. Our positions in International Fund, Emerging Markets Growth Fund, and Micro Cap Fund all contributed positively to both total returns and portfolio diversification.

The fixed income component of the portfolio, which made up 15% of assets on August 31, performed well until inflation fears began to grip the market in the latter part of the period. Emerging Markets Income Fund, which began the period at extraordinarily low levels as a result of the emerging markets contagion, rebounded strongly through the first quarter of 1999 as the series of rate cuts by the Federal Reserve sent liquidity flowing back into the developing countries. Corporate Bond Fund also rebounded from the latter part of 1998 through the spring, but lost ground over the summer as high levels of new issuance battered the corporate market.

Portfolio Strategy

As always, the changes we made since the February semiannual report were undertaken with a long-term focus in mind. Consistent with our view that a greater balance between growth and value is warranted at this juncture, we reduced our position in Large Company Growth Fund and initiated a position in Large Company Value Fund. As of August 31 we held 13% of assets in the fund, versus 0% at the end of February. We also trimmed the portfolio's holding in Micro Cap Fund, based on our belief that small caps are unlikely to outperform as long as interest rates are on the upswing. In addition, we cut our weighting in High Yield Bond Fund to 0% from 5%, in order to reduce our exposure to a volatile sector that may be vulnerable to a further increase in interest rates. Other portfolio holdings remain essentially unchanged.

Performance Update
--------------------------------------------------------------------------------
                                                                 August 31, 1999

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                                          S&P 500 Index
                                                          (60%), MSCI All
                                                         Country (ex U.S.)
             Scudder Pathway                             Index (20%), LBAB
             Series: Growth                            Index (15%), 3-month
             Portfolio              S&P 500 Index*          T-Bill (5%)*

11/96**        10000                    10000                  10000
2/97           10336                    10496                  10278
8/97           11340                    12048                  11407
2/98           12294                    14172                  12841
8/98           10633                    13026                  12029
2/99           12660                    16969                  14580
8/99           14003                    18212                  15609


--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------
                                                           Total Return
                              Growth of                                  Average
Period ended 8/31/1999         $10,000            Cumulative             Annual
--------------------------------------------------------------------------------
Scudder Pathway Series: Growth Portfolio
--------------------------------------------------------------------------------
1 year                        $ 13,169               31.69%              31.69%
--------------------------------------------------------------------------------
Life of Portfolio**           $ 14,166               41.66%              13.29%
--------------------------------------------------------------------------------
S&P 500 Index (60%), MSCI All Country (ex U.S.) Index (20%), LBAB Index (15%), 3-month T-Bill (5%)*
--------------------------------------------------------------------------------
1 year                        $ 12,977               29.77%              29.77%
--------------------------------------------------------------------------------
Life of Portfolio**           $ 15,609               56.09%              17.57%
--------------------------------------------------------------------------------

* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.

--------------------------------------------------------------------------------
Returns and Per Share Information
--------------------------------------------------------------------------------

Scudder Pathway Series: Growth Portfolio

S&P 500 Index (60%), MSCI All Country (ex U.S.) Index (20%), LBAB Index (15%), 3-month T-Bill (5%)*

              Yearly periods ended August 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE
ILLUSTRATING THE PORTFOLIO TOTAL RETURN (%) AND
BLENDED INDEX TOTAL RETURN (%)

BAR CHART DATA:

                                   1997**  1998   1999
--------------------------------------------------------------------------------
Portfolio Total
Return (%)                          14.72  -6.23  31.69
--------------------------------------------------------------------------------
Blended Index
Total Return (%)                    14.07   5.46  29.77
--------------------------------------------------------------------------------
Net Asset
Value ($)                           13.44  12.17  15.33
--------------------------------------------------------------------------------
Income
Dividends ($)                         .16    .21    .20
--------------------------------------------------------------------------------
Capital Gains
Distributions ($)                     .13    .26    .43
--------------------------------------------------------------------------------

* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.

   Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained some of the Underlying Funds' expenses, the total return for the Portfolio would have been lower.

Portfolio Summary
--------------------------------------------------------------------------------
                                                                 August 31, 1999

Pathway Growth Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------
                                                            A focus on equities
                                                         helped the portfolio's
                                                        performance in a period
                                                          when stocks generally
                                                        outperformed bonds by a
                                                                   wide margin.

THE ORIGINAL DOCUMENT CONTAINS A PIE CHART HERE

PIE CHART DATA:

Money Market                 1%
Fixed Income                15%
Equity                      84%
------------------------------------
                           100%
------------------------------------


--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------
                                                        Asset class allocations
                                                           are derived from the
                                                            risk profile of the
                                                         portfolio; adjustments
                                                             are expected to be
                                                         modest and infrequent.
Money Market               0-5%
Fixed Income             10-40%
Equity                   60-90%
------------------------------------

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------
                                                                The portfolio's
                                                        performance was boosted
                                                       by the strong returns of
                                                              its top holdings.
----------------------------------------------------------
Scudder Large Company Growth Fund "S"               32%
----------------------------------------------------------
Scudder International Fund -- International Shares  23%
----------------------------------------------------------
Scudder Large Company Value Fund                    13%
----------------------------------------------------------
Scudder 21st Century Growth Fund                    11%
----------------------------------------------------------
Scudder Income Fund                                  8%
----------------------------------------------------------
Scudder Emerging Markets Income Fund                 4%
----------------------------------------------------------
Scudder Micro Cap Fund                               3%
----------------------------------------------------------
Scudder Corporate Bond Fund                          3%
----------------------------------------------------------
Scudder Emerging Markets Growth Fund                 2%
----------------------------------------------------------
Scudder Cash Investment Trust                        1%
----------------------------------------------------------
                                                   100%
----------------------------------------------------------



For more complete details about the Fund's investment portfolio, see page 32. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                       as of August 31, 1999
--------------------------------------------------------------------------------

                                                                             Market
                                                               Shares       Value ($)
------------------------------------------------------------------------------------

Pathway Conservative Portfolio

------------------------------------------------------------------------------------
Money Market 5.3%
------------------------------------------------------------------------------------
                                                                         -----------
 Scudder Cash Investment Trust (Cost $1,493,239) .........    1,493,239    1,493,239
                                                                         -----------


------------------------------------------------------------------------------------
Fixed Income 64.5%
------------------------------------------------------------------------------------

 Scudder Corporate Bond Fund .............................      226,019    2,574,357
 Scudder GNMA Fund .......................................      141,691    2,006,347
 Scudder Income Fund .....................................    1,088,031   13,633,031

------------------------------------------------------------------------------------
Total Fixed Income (Cost $19,416,119)                                     18,213,735
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
Equity 30.2%
------------------------------------------------------------------------------------

 Scudder Classic Growth Fund "S" .........................       73,563    1,658,104
 Scudder Growth & Income Fund "S" ........................       70,913    1,906,850
 Scudder International Growth & Income Fund ..............      130,714    1,697,981
 Scudder Large Company Value Fund ........................       73,423    2,152,748
 Scudder Small Company Value Fund ........................       59,071    1,095,763

------------------------------------------------------------------------------------
Total Equity (Cost $8,319,323)                                             8,511,446
------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $29,228,681) (a)               28,218,420
------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $29,288,993. At August 31, 1999, net unrealized depreciation for all securities based on tax cost was $1,070,573. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $414,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,485,134.

     During the year ended August 31, 1999, purchases and sales of investment securities (excluding money market investments) aggregated $8,100,374 and $9,237,397, respectively.

    The accompanying notes are an integral part of the financial statements.

Investment Portfolio                                       as of August 31, 1999
--------------------------------------------------------------------------------

                                                                         Market
                                                           Shares       Value ($)
----------------------------------------------------------------------------------------

Pathway Balanced Portfolio


----------------------------------------------------------------------------------------
Money Market 1.1%
----------------------------------------------------------------------------------------
                                                                           ------------
 Scudder Cash Investment Trust (Cost $2,593,462) ..........     2,593,462    2,593,462
                                                                           ------------

----------------------------------------------------------------------------------------
Fixed Income 37.0%
----------------------------------------------------------------------------------------

 Scudder Corporate Bond Fund ..............................     1,760,268   20,049,448
 Scudder Income Fund ......................................     5,718,095   71,647,728

----------------------------------------------------------------------------------------
Total Fixed Income (Cost $97,169,843)                                       91,697,176
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Equity 61.9%
----------------------------------------------------------------------------------------

 Scudder Classic Growth Fund "S" ..........................     2,093,337   47,183,827
 Scudder Development Fund .................................       372,638   14,510,529
 Scudder Emerging Markets Growth Fund .....................       714,598    8,653,778
 Scudder Growth & Income Fund "S" .........................     1,876,848   50,468,437
 Scudder International Fund -- International Shares .......       555,302   30,441,672
 Scudder Micro Cap Fund ...................................         6,179       93,979
 Scudder Small Company Value Fund .........................       108,681    2,016,041

----------------------------------------------------------------------------------------
Total Equity (Cost $143,517,851)                                           153,368,263
----------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $243,281,156) (a)               247,658,901
----------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $243,364,482. At August 31, 1999, net unrealized appreciation for all securities based on tax cost was $4,294,419. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,495,938 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,201,519.

     During the year ended August 31, 1999, purchases and sales of investment securities (excluding money market investments) aggregated $62,487,741 and $59,774,473, respectively.

    The accompanying notes are an integral part of the financial statements.

Investment Portfolio                                           as of August 31, 1999
------------------------------------------------------------------------------------

                                                                         Market
                                                           Shares       Value ($)
------------------------------------------------------------------------------------

Pathway Growth Portfolio


------------------------------------------------------------------------------------
Money Market 1.0%
------------------------------------------------------------------------------------

                                                                          ----------
 Scudder Cash Investment Trust (Cost $942,833) ...........      942,833      942,833
                                                                          ----------


------------------------------------------------------------------------------------
Fixed Income 15.4%
------------------------------------------------------------------------------------

 Scudder Corporate Bond Fund .............................      244,860    2,788,959
 Scudder Emerging Market Income Fund .....................      441,403    3,173,690
 Scudder Income Fund .....................................      678,107    8,496,681

------------------------------------------------------------------------------------
Total Fixed Income (Cost $16,618,494)                                     14,459,330
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
Equity 83.6%
------------------------------------------------------------------------------------

 Scudder 21st Century Growth Fund ........................      558,394   10,441,975
 Scudder Emerging Markets Growth Fund ....................      145,176    1,758,075
 Scudder International Fund -- International Shares ......      399,434   21,896,959
 Scudder Large Company Growth Fund "S" ...................      865,332   29,429,934
 Scudder Large Company Value Fund ........................      409,443   12,004,867
 Scudder Micro Cap Fund ..................................      201,220    3,060,558

------------------------------------------------------------------------------------
Total Equity (Cost $68,256,882)                                           78,592,368
------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $85,818,209) (a)               93,994,531
------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $86,046,045. At August 31, 1999, net unrealized appreciation for all securities based on tax cost was $7,948,486. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,073,613 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,125,127.

     During the year ended August 31, 1999, purchases and sales of investment securities (excluding money market investments) aggregated $36,896,750 and $23,001,082, respectively.

    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities as of August 31, 1999
--------------------------------------------------------------------------------

                                     Conservative    Balanced       Growth
Assets                                Portfolio      Portfolio     Portfolio
--------------------------------------------------------------------------------
Investments at market (for
   identified cost, see
   accompanying investment
   portfolios) .................   $ 28,218,420    $247,658,901   $93,994,531
Receivable for Portfolio shares
   sold ........................         16,378         270,436       113,463
Income receivable ..............         31,539         130,857        20,768
                                   ------------    ------------   -----------
Total assets ...................     28,266,337     248,060,194    94,128,762

Liabilities
--------------------------------------------------------------------------------
Payable for investments
   purchased ...................         31,554         130,865        20,778
Payable for Portfolio shares
   redeemed ....................          5,731         592,400        11,294
                                   ------------    ------------   -----------
Total liabilities ..............         37,285         723,265        32,072
--------------------------------   ------------    ------------   -----------
Net assets, at market value        $ 28,229,052    $247,336,929   $94,096,690
--------------------------------   ------------    ------------   -----------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:

Undistributed net investment
   income ......................         97,885         401,668       615,278
Net unrealized appreciation
   (depreciation) on investments     (1,010,261)      4,377,745     8,176,322
Accumulated net realized gain
   (loss) ......................        619,937      13,012,188     5,533,761
Paid-in capital ................     28,521,491     229,545,328    79,771,329
--------------------------------   ------------    ------------   -----------
Net assets, at market value        $ 28,229,052    $247,336,929   $94,096,690
--------------------------------   ------------    ------------   -----------

Net Asset Value
--------------------------------------------------------------------------------
Net Asset Value, offering and      ------------    ------------  ------------
   redemption price per share            $12.45          $13.42        $15.33
   (outstanding shares of          ------------    ------------  ------------
   beneficial interest, $.01 par
   value, unlimited number of
   shares authorized) ..........      2,268,100      18,431,371     6,137,871


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Operations for the year ended August 31, 1999
--------------------------------------------------------------------------------
                                   Conservative   Balanced       Growth
Investment Income                   Portfolio     Portfolio     Portfolio
--------------------------------------------------------------------------------
Income:

Income distributions from
   Underlying Funds ............   $ 1,354,107   $ 7,179,392   $ 1,043,924
--------------------------------------------------------------------------------
Net investment income                1,354,107     7,179,392     1,043,924
--------------------------------------------------------------------------------
Realized and unrealized gain
(loss) on investments
--------------------------------------------------------------------------------
Net realized gain (loss):
Investments ....................        11,582       626,225     1,202,395
Capital gain distributions from
   Underlying Funds ............       621,390    12,497,097     4,644,279
                                   -----------   -----------   -----------
                                       632,972    13,123,322     5,846,674
                                   -----------   -----------   -----------
Net unrealized appreciation
   (depreciation) on investments
   during the period ...........       267,272    20,343,808    14,890,953
--------------------------------------------------------------------------------
Net gain (loss) on investment
transactions                           900,244    33,467,130    20,737,627
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations   $ 2,254,351   $40,646,522   $21,781,551
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Pathway Conservative Portfolio
--------------------------------------------------------------------------------

                                                                           For the Period
                                                                          November 15, 1996
                                                         For the Eleven    (commencement of
Increase (Decrease) in                    Year Ended      Months Ended      operations) to
Net Assets                              August 31, 1999  August 31, 1998  September 30, 1997
--------------------------------------------------------------------------------------------
Operations:
Net investment income .................   $  1,354,107    $    970,613    $    283,047
Net realized gain (loss) ..............        632,972         684,820         258,193
Net unrealized appreciation
   (depreciation) on
   investments during the period ......        267,272      (2,259,098)        981,565
                                          ------------    ------------    ------------
Net increase (decrease) in net
   assets resulting from
   operations .........................      2,254,351        (603,665)      1,522,805
                                          ------------    ------------    ------------
Distributions to shareholders
   from:
Net investment income .................     (1,326,852)     (1,003,113)       (204,885)
                                          ------------    ------------    ------------
Net realized gain on investment
   transactions .......................       (503,342)       (419,415)         (8,323)
                                          ------------    ------------    ------------
Portfolio share transactions:
Proceeds from shares sold .............     12,307,682      20,371,433      17,529,919
Net asset value of shares
   issued to shareholders in
   reinvestment of distributions ......      1,800,922       1,391,254         206,449
Cost of shares redeemed ...............    (15,106,407)     (7,905,477)     (2,099,284)
                                          ------------    ------------    ------------
Net increase (decrease) in net
   assets from Portfolio share
   transactions .......................       (997,803)     13,857,210      15,637,084
                                          ------------    ------------    ------------
Increase (decrease) in net
   assets .............................       (573,646)     11,831,017      16,946,681
Net assets at beginning of
   period .............................     28,802,698      16,971,681          25,000
Net assets at end of period
   (including undistributed net
   investment income of
   $97,885, $55,480, and                  ------------    ------------    ------------
   $78,162, respectively) .............   $ 28,229,052    $ 28,802,698    $ 16,971,681
                                          ------------    ------------    ------------
Other Information
--------------------------------------------------------------------------------------
Increase (decrease) in Portfolio shares
Shares outstanding at beginning
   of period ..........................      2,346,300       1,279,306           2,083
                                          ------------    ------------    ------------
Shares sold ...........................        973,400       1,561,078       1,426,617
Shares issued to shareholders
   in reinvestment of
   distributions ......................        142,672         107,261          16,301
Shares redeemed .......................     (1,194,272)       (601,345)       (165,695)
                                          ------------    ------------    ------------
Net increase (decrease) in
   Portfolio shares ...................        (78,200)      1,066,994       1,277,223
Shares outstanding at end of              ------------    ------------    ------------
   period .............................      2,268,100       2,346,300       1,279,306
                                          ------------    ------------    ------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Pathway Balanced Portfolio
--------------------------------------------------------------------------------

                                                                            For the Period
                                                                           November 15, 1996
                                                          For the Eleven    (commencement of
Increase (Decrease) in                     Year Ended      Months Ended      operations) to
Net Assets                               August 31, 1999  August 31, 1998  September 30, 1997
-----------------------------------------------------------------------------------------
Operations:
Net investment income .................   $   7,179,392    $   6,646,858    $   2,647,994
Net realized gain (loss) ..............      13,123,322        9,895,787        1,344,002
Net unrealized appreciation
   (depreciation) on
   investments during the period ......      20,343,808      (33,472,924)      17,506,861
                                          -------------    -------------    -------------
Net increase (decrease) in net
   assets resulting from
   operations .........................      40,646,522      (16,930,279)      21,498,857
                                          -------------    -------------    -------------
Distributions to shareholders
   from:
Net investment income .................      (7,186,841)      (6,892,334)      (2,063,517)
                                          -------------    -------------    -------------
Net realized gain on investment
   transactions .......................      (7,901,241)      (3,375,302)          (4,264)
                                          -------------    -------------    -------------
Portfolio share transactions:
Proceeds from shares sold .............      77,180,711       99,139,026      188,966,219
Net asset value of shares
   issued to shareholders in
   reinvestment of distributions ......      14,977,593       10,228,180        2,061,385
Cost of shares redeemed ...............     (92,851,056)     (51,844,223)     (18,337,507)
                                          -------------    -------------    -------------
Net increase (decrease) in net
   assets from Portfolio share
   transactions .......................        (692,752)      57,522,983      172,690,097
                                          -------------    -------------    -------------
Increase (decrease) in net
   assets .............................      24,865,688       30,325,068      192,121,173
Net assets at beginning of
   period .............................     222,471,241      192,146,173           25,000
Net assets at end of period
   (including undistributed net
   investment income of
   $401,668, $389,390, and                -------------    -------------    -------------
   $584,477, respectively) ............   $ 247,336,929    $ 222,471,241    $ 192,146,173
                                          -------------    -------------    -------------
Other Information
-----------------------------------------------------------------------------------------
Increase (decrease) in Portfolio shares
Shares outstanding at beginning
   of period ..........................      18,453,223       14,166,739            2,083
                                          -------------    -------------    -------------
Shares sold ...........................       5,878,541        7,374,746       15,422,187
Shares issued to shareholders
   in reinvestment of
   distributions ......................       1,149,711          775,089          160,369
Shares redeemed .......................      (7,050,104)      (3,863,351)      (1,417,900)
                                          -------------    -------------    -------------
Net increase (decrease) in
   Portfolio shares ...................         (21,852)       4,286,484       14,164,656
Shares outstanding at end of              -------------    -------------    -------------
   period .............................      18,431,371       18,453,223       14,166,739
                                          -------------    -------------    -------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Pathway Growth Portfolio
--------------------------------------------------------------------------------

                                                                            For the Period
                                                                           November 15, 1996
                                                           For the Eleven   (commencement of
Increase (Decrease) in                     Year Ended       Months Ended     operations) to
Net Assets                               August 31, 1999  August 31, 1998  September 30, 1997
------------------------------------------------------------------------------------
Operations:
Net investment income .................   $  1,043,924    $  1,013,142    $    452,702
Net realized gain (loss) ..............      5,846,674       2,860,017         213,932
Net unrealized appreciation
   (depreciation) on
   investments during the period ......     14,890,953     (12,210,035)      5,495,404
                                          ------------    ------------    ------------
Net increase (decrease) in net
   assets resulting from
   operations .........................     21,781,551      (8,336,876)      6,162,038
                                          ------------    ------------    ------------
Distributions to shareholders
   from:
Net investment income .................     (1,106,885)       (792,755)         (8,787)
                                          ------------    ------------    ------------
Net realized gain on investment
   transactions .......................     (2,384,022)       (981,692)         (7,211)
                                          ------------    ------------    ------------
Portfolio share transactions:
Proceeds from shares sold .............     46,295,932      39,332,277      49,883,396
Net asset value of shares
   issued to shareholders in
   reinvestment of distributions ......      3,483,721       1,768,653          15,997
Cost of shares redeemed ...............    (37,740,706)    (16,796,764)     (6,496,177)
                                          ------------    ------------    ------------
Net increase (decrease) in net
   assets from Portfolio share
   transactions .......................     12,038,947      24,304,166      43,403,216
                                          ------------    ------------    ------------
Increase (decrease) in net
   assets .............................     30,329,591      14,192,843      49,549,256
Net assets at beginning of
   period .............................     63,767,099      49,574,256          25,000
Net assets at end of period
   (including undistributed net
   investment income of
   $615,278, $685,606, and                ------------    ------------    ------------
   $443,915, respectively) ............   $ 94,096,690    $ 63,767,099    $ 49,574,256
                                          ------------    ------------    ------------
Other Information
--------------------------------------------------------------------------------------
Increase (decrease) in Portfolio shares
Shares outstanding at beginning
   of period ..........................      5,240,260       3,503,263           2,083
                                          ------------    ------------    ------------
Shares sold ...........................      3,262,973       2,799,247       3,994,728
Shares issued to shareholders
   in reinvestment of
   distributions ......................        251,169         133,685           1,342
Shares redeemed .......................     (2,616,531)     (1,195,935)       (494,890)
                                          ------------    ------------    ------------
Net increase (decrease) in
   Portfolio shares ...................        897,611       1,736,997       3,501,180
Shares outstanding at end of              ------------    ------------    ------------
   period .............................      6,137,871       5,240,260       3,503,263
                                          ------------    ------------    ------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Pathway Conservative Portfolio

------------------------------------------------------------------------------------
Years Ended August 31,                                   1999(a) 1998(a)(b) 1997(c)
------------------------------------------------------------------------------------
Net asset value, beginning of period                     $12.28  $13.27    $12.00
                                                         ---------------------------
------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------
  Net investment income                                     .57     .51       .39
------------------------------------------------------------------------------------
  Net realized and unrealized gain on investment
  transactions                                              .36    (.63)     1.36
                                                         ---------------------------
------------------------------------------------------------------------------------
  Total from investment operations                          .93    (.12)     1.75
------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------
  From net investment income                               (.55)   (.57)     (.33)
------------------------------------------------------------------------------------
  From net realized gains on investments                   (.21)   (.30)     (.15)
                                                         ---------------------------
------------------------------------------------------------------------------------
  Total distributions                                      (.76)   (.87)     (.48)
------------------------------------------------------------------------------------
Net asset value, end of period                           $12.45  $12.28    $13.27
                                                         ---------------------------
------------------------------------------------------------------------------------
Total Return (%) (d)                                       7.62   (1.10)**  14.99**
------------------------------------------------------------------------------------

Ratios and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       28      29        17
------------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets
(%) (e)                                                      --      --        --
------------------------------------------------------------------------------------
Ratio of net investment income to average daily net
assets (%)                                                 4.45   4.21*     3.67*
------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                28.1   31.5*     42.0*
------------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the eleven months ended August 31, 1998.

(c) For the period November 15, 1996 (commencement of operations) to September 30, 1997.

(d) Total return would have been lower if the Adviser had not maintained some Underlying Funds' expenses.

(e) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative, and advisory expenses of the Underlying Scudder Funds.

*    Annualized

**   Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Pathway Balanced Portfolio

------------------------------------------------------------------------------------
Years Ended August 31,                                   1999(a) 1998(a)(b) 1997(c)
------------------------------------------------------------------------------------
Net asset value, beginning of period                     $12.06  $13.56    $12.00
                                                         ---------------------------
------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------
  Net investment income                                     .38     .39       .37
------------------------------------------------------------------------------------
  Net realized and unrealized gain on investment
  transactions                                             1.79   (1.26)     1.59
                                                         ---------------------------
------------------------------------------------------------------------------------
  Total from investment operations                         2.17    (.87)     1.96
------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------
  From net investment income                               (.38)   (.42)     (.33)
------------------------------------------------------------------------------------
  From net realized gains on investments                   (.43)   (.21)     (.07)
                                                         ---------------------------
------------------------------------------------------------------------------------
  Total distributions                                      (.81)   (.63)     (.40)
------------------------------------------------------------------------------------
Net asset value, end of period                           $13.42  $12.06    $13.56
                                                         ---------------------------
------------------------------------------------------------------------------------
Total Return (%) (d)                                      18.27   (6.78)**  16.67**
------------------------------------------------------------------------------------

Ratios and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      247     222       192
------------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets
(%) (e)                                                      --      --        --
------------------------------------------------------------------------------------
Ratio of net investment income to average daily net
assets (%)                                                 2.88    3.15*     2.96*
------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                24.3    28.2*     24.3*
------------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the eleven months ended August 31, 1998.

(c) For the period November 15, 1996 (commencement of operations) to September 30, 1997.

(d) Total return would have been lower if the Adviser had not maintained some Underlying Funds' expenses.

(e) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative, and advisory expenses of the Underlying Scudder Funds.

*    Annualized

**   Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Pathway Growth Portfolio

------------------------------------------------------------------------------------
Years Ended August 31,                                   1999(a) 1998(a)(b) 1997(c)
------------------------------------------------------------------------------------
Net asset value, beginning of period                     $12.17  $14.15    $12.00
                                                         ---------------------------
------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------
  Net investment income                                     .18     .23       .29
------------------------------------------------------------------------------------
  Net realized and unrealized gain on investment
  transactions                                             3.61   (1.74)     2.15
                                                         ---------------------------
------------------------------------------------------------------------------------
  Total from investment operations                         3.79   (1.51)     2.44
------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------
  From net investment income                               (.20)   (.21)     (.16)
------------------------------------------------------------------------------------
  From net realized gains on investments                   (.43)   (.26)     (.13)
                                                         ---------------------------
------------------------------------------------------------------------------------
  Total distributions                                      (.63)   (.47)     (.29)
------------------------------------------------------------------------------------
Net asset value, end of period                           $15.33  $12.17    $14.15
                                                         ---------------------------
------------------------------------------------------------------------------------
Total Return (%) (d)                                      31.69  (10.94)**  20.79**
------------------------------------------------------------------------------------

Ratios and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       94      64        50
------------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets
(%) (e)                                                      --      --        --
------------------------------------------------------------------------------------
Ratio of net investment income to average daily net
assets (%)                                                 1.26    1.78*     2.09*
------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                28.0    23.8*     15.1*
------------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the eleven months ended August 31, 1998.

(c) For the period November 15, 1996 (commencement of operations) to September 30, 1997.

(d) Total return would have been lower if the Adviser had not maintained some Underlying Funds' expenses.

(e) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative, and advisory expenses of the Underlying Scudder Funds.

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                 August 31, 1999

A. Significant Accounting Policies

The Conservative, Balanced, and Growth Portfolios (the "Portfolios") are each a diversified series of Scudder Pathways Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The series is composed of six separate diversified portfolios, three of which are currently offered. These portfolios invest primarily in existing Scudder Funds (the "Underlying Scudder Funds").

The Portfolios' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by each Portfolio in the preparation of its financial statements.

Security Valuation. Investments in the Underlying Scudder Funds are valued at the net asset value per share of each Underlying Scudder Fund as of the close of regular trading on the New York Stock Exchange. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

Federal Income Taxes. Each Portfolio is treated as a single corporate taxpayer, as provided for in the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income from the Conservative and Balanced Portfolios, if any, are made quarterly. Distributions of net investment income from the Growth Portfolio are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Scudder Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Under the Special Servicing Agreement entered into by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolios, the Adviser arranges for all services pertaining to the operations of the Portfolios. If the Trustees determine that the aggregate expenses of a Portfolio are less than the estimated savings to the Underlying Scudder Funds from the operation of such Portfolio, each of the Underlying Scudder Funds will bear those expenses in proportion to the average daily value of its shares owned by the respective Portfolio. Consequently, no Underlying Scudder Funds will be expected to carry expenses that are in excess of the estimate of savings to the respective Underlying Funds. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have the potential to be invested in the Underlying Scudder Funds. In the event that the financial benefits to the Underlying Scudder Funds do not exceed aggregate expenses of any Portfolio, the Adviser will pay certain costs on behalf of the respective Portfolio. For the year ended August 31, 1999, the Adviser incurred expenses in the amount of $45,946 on behalf of the Conservative Portfolio. In accordance with the Special Servicing Agreement, no expenses were charged to the Portfolios during the period. The Adviser has assumed the organization costs of each Portfolio.

The Portfolios do not invest in the Underlying Scudder Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying Fund's net assets. At August 31, 1999, Conservative Portfolio held the following Underlying Funds' outstanding shares: 7% of the Scudder Corporate Bond Fund. At August 31, 1999, the Balanced Portfolio held the following Underlying Funds' outstanding shares:
51% of the Scudder Corporate Bond Fund, 21% of the Scudder Classic

Growth Fund, 10% of the Scudder Income Fund, and 8% of the Scudder Emerging Markets Growth Fund. At August 31, 1999, the Growth Portfolio held the following Underlying Funds' outstanding shares: approximately 14% of the Scudder 21st Century Fund and 7% of the Scudder Corporate Bond Fund.

C. Lines of Credit

The Portfolios and several Scudder Funds (the "Participants") share in a $850 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Portfolios may borrow up to a maximum of 33 percent of its net assets under the agreement.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of Scudder Pathway Series and to the Shareholders of Scudder Pathway Series: Conservative, Balanced, and Growth Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Pathway Series:
Conservative, Balanced, and Growth Portfolios (three of the portfolios constituting the Scudder Pathway Series) (the "Funds") at August 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts                                PricewaterhouseCoopers LLP
October 12, 1999

Tax Information
--------------------------------------------------------------------------------
                                                                 August 31, 1999

The Conservative, Balanced and Growth Portfolios paid distributions of $0.16, $0.40, and $0.41, respectively, per share from net long-term capital gains during the year ended August 31, 1999, of which 81.25%, 64.6%, and 70.7%, respectively, represent 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Conservative, Balanced and Growth Portfolios designate long-term capital gain dividends for the fiscal year ended August 31, 1999 in the amounts of $520,000, $11,300,000, and $6,106,000, respectively, of which 100% represents 20% rate gains.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-Scudder.

Officers and Trustees
--------------------------------------------------------------------------------


 Kathryn L. Quirk*                             Ann M. McCreary*
   o  President and Assistant Secretary          o  Vice President

 Dr. Rosita P. Chang                           Benjamin W. Thorndike*
   o  Trustee; Professor of Finance,             o  Vice President
      University of Rhode Island
                                               John Millette*
 Edgar R. Fiedler                                o  Vice President and Secretary
   o  Trustee; Senior Fellow and
      Economic Counsellor, The                 John R. Hebble*
      Conference Board, Inc.                     o  Treasurer

 Peter B. Freeman                              Caroline Pearson*
   o  Trustee; Corporate Director and            o  Assistant Secretary
      Trustee

 Dr. J. D. Hammond                             *Scudder Kemper Investments, Inc.
   o  Trustee; Dean, Smeal College of
      Business Administration

 Richard M. Hunt
   o  Trustee; University Marshal and
      Senior Lecturer, Harvard University

Investment Products and Services
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
The Scudder Family of Funds+++
--------------------------------------------------------------------------------
 Money Market                                       U.S. Growth and Income
   Scudder U.S. Treasury Money Fund                   Scudder Balanced Fund
   Scudder Cash Investment Trust                      Scudder Dividend & Growth Fund
   Scudder Money Market Series --                     Scudder Growth and Income Fund
    Prime Reserve Shares*                             Scudder Select 500 Fund
    Premium Shares*                                   Scudder S&P 500 Index Fund
    Managed Shares*                                   Scudder Real Estate Investment Fund
   Scudder Government Money Market
    Series -- Managed Shares*                       U.S. Growth
                                                    Value
 Tax Free Money Market+                               Scudder Large Company Value Fund
   Scudder Tax Free Money Fund                        Scudder Value Fund***
   Scudder Tax Free Money Market                      Scudder Small Company Value Fund
    Series -- Managed Shares*                         Scudder Micro Cap Fund
   Scudder California Tax Free Money Fund**         Growth
   Scudder New York Tax Free Money Fund**             Scudder Classic Growth Fund***
                                                      Scudder Large Company Growth Fund
 Tax Free+                                            Scudder Select 1000 Growth Fund
   Scudder Limited Term Tax Free Fund                 Scudder Development Fund
   Scudder Medium Term Tax Free Fund                  Scudder 21st Century Growth Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund                 Global Equity
   Scudder California Tax Free Fund**               Worldwide
   Scudder Massachusetts Limited Term                 Scudder Global Fund
    Tax Free Fund**                                   Scudder International Value Fund
   Scudder Massachusetts Tax Free Fund**              Scudder International Growth and
   Scudder New York Tax Free Fund**                    Income Fund
   Scudder Ohio Tax Free Fund**                       Scudder International Fund++
                                                      Scudder International Growth Fund
 U.S. Income                                          Scudder Global Discovery Fund***
   Scudder Short Term Bond Fund                       Scudder Emerging Markets Growth Fund
   Scudder GNMA Fund                                  Scudder Gold Fund
   Scudder Income Fund                              Regional
   Scudder Corporate Bond Fund                        Scudder Greater Europe Growth Fund
   Scudder High Yield Bond Fund                       Scudder Pacific Opportunities Fund
                                                      Scudder Latin America Fund
 Global Income                                        The Japan Fund, Inc.
   Scudder Global Bond Fund
   Scudder International Bond Fund                  Industry Sector Funds
   Scudder Emerging Markets Income Fund             Choice Series
                                                      Scudder Financial Services Fund
 Asset Allocation                                     Scudder Heath Care Fund
   Scudder Pathway Conservative Portfolio             Scudder Technology Fund
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio                 Preferred Series
                                                      Scudder Tax Managed Growth Fund
                                                      Scudder Tax Managed Small Company Fund

--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
 Retirement Programs                              Education Accounts
   Traditional IRA                                  Education IRA
   Roth IRA                                         UGMA/UTMA
   SEP-IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities
    Scudder Horizon Plan**+++ +++
    Scudder Horizon Advantage**+++ +++ +++


-----------------------------------------------------------------------------------------
Closed-End Funds#
-----------------------------------------------------------------------------------------
   The Argentina Fund, Inc.                         Scudder Global High Income Fund, Inc.
   The Brazil Fund, Inc.                            Scudder New Asia Fund, Inc.
   The Korea Fund, Inc.                             Scudder New Europe Fund, Inc.
   Montgomery Street Income Securities, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

+++ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*             A class of shares of the fund.

**            Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

+++ +++ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

+++ +++ +++   A no-load variable annuity contract issued by Glenbrook Life and
              Annuity Company and underwritten by Allstate Financial Services,
              Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Scudder Solutions
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

         Convenient  Automatic Investment Plan
    ways to invest,
        quickly and  A convenient investment program in which money is reliably electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                     Automatic Dividend Transfer

                     The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                     QuickBuy

                     Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank acount.

                     Payroll Deduction and Direct Deposit

                     Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                     * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.



        Around-the- Scudder Automated Information Line: SAIL(TM) -- clock electronic 1-800-343-2890 account
        service and Personalized account information, the ability to exchange information, or redeem shares, and information on other Scudder funds including some  and services via touchtone telephone.
       transactions
                     Scudder's Web Site -- www.scudder.com

                     Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever your need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.

--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

       Retirees and  Automatic Withdrawal Plan
   those who depend
      on investment  You designate the bank account, determine the schedule (as proceeds for frequently as once a month) and amount of the redemptions, living expenses and Scudder does the rest.
    can enjoy these
        convenient,  Distributions Direct
        timely, and
           reliable Automatically deposits your fund distributions into the automated bank account you designate within three business days after withdrawal  each distrbution is paid.
           programs
                     QuickSell

                     Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.


           For more Call a Scudder representative at information about 1-800-SCUDDER these services
                     Or visit our Web site at
                     www.scudder.com


     Please address  The Scudder Funds
        all written  PO Box 2291
     correspondence  Boston, Massachusetts
                 to  02107-2291

Notes
--------------------------------------------------------------------------------

About the Fund's Adviser

SCUDDER

PO Box 2291
Boston, MA 02107-2291
1-800-SCUDDER
www.scudder.com

Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.



This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.